HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-3574 - PremierSolutions Standard

333-72042          HV-5244 - PremierSolutions Standard (Series II)

333-72042          HV-5795 - PremierSolutions Standard (Series A)

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805        HV-6776 - Premier Innovations(SM)

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

_____________________________

Supplement dated August 24, 2012 to your Prospectus

FUND CLOSURE

THE HARTFORD FUNDAMENTAL GROWTH FUND – CLASS R4

Effective September 24, 2012, The Hartford Fundamental Growth Fund Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account values.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.